As filed with the Securities and Exchange Commission on June 9, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7919

BREMER INVESTMENT FUNDS, INC.
(Exact name of registrant as specified in charter)

445 Minnesota Street, Suite 2000, St. Paul, MN 55101
(Address of principal executive offices) (Zip code)

Joel W. Reimers, President, 445 Minnesota Street, Suite 2000, St. Paul, MN 55101
(Name and address of agent for service)

(651) 312-3668
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

BREMER INVESTMENT FUNDS, INC.

Bremer Growth Stock Fund

Bremer Bond Fund

March 31, 2006
(UNAUDITED)

TABLE OF CONTENTS

Notice to Investors	1

Shareholder Letter	2 - 3

Expense Examples	4 - 5

Allocation of Portfolio Net Assets Charts	6

Statements of Assets and Liabilities	7

Statements of Operations	8

Growth Stock Fund Statements of Changes in Net Assets	9

Bond Fund Statements of Changes in Net Assets	10

Growth Stock Fund Financial Highlights	11

Bond Fund Financial Highlights	12

Growth Stock Fund Schedule of Investments	13 - 15

Bond Fund Schedule of Investments	16 - 21

Notes to the Financial Statements	22 - 25

Additional Information	26 - 27

NOTICE TO INVESTORS

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.

This report is not authorized unless accompanied or preceded by a prospectus for Bremer Investment Funds, Inc. The Bremer Funds are distributed by Rafferty Capital Markets, LLC. The Funds' Statement of Additional Information contains additional information about the Funds' directors and is available without charge upon request by calling 1-800-595-5552.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-595-5552, and on the SEC's web site at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, 2005 are available without charge, upon request, by calling 1-800-595-5552, and on the SEC's web site at www.sec.gov.

BREMER INVESTMENT FUNDS, INC.

May 30, 2006

Dear Shareholder:

This semi-annual report includes detailed information regarding the Bremer Growth Stock Fund and the Bremer Bond Fund such as performance, expense examples, the funds financial statements and their specific holdings as of the six months ended March 31, 2006. (The first six month period of the funds fiscal year.)

For the six month period ending March 31, 2006 the U.S. economy experienced erratic growth of 1.7% during the first three months and an initially reported 4.8% during that second quarter, as reflected in the GDP reports. Those distorted figures were primarily the result of the excessive hurricane season at the end of 2005 and the extensive rebuilding that began in 2006. Also in this timeframe oil prices traded in a tight range but at a high level around $66 per barrel of West Texas crude. Further, the Federal Reserve Board increased interest rates another six straight times (16 since June 2004) in steady increments of 25 basis points. The Fed continues to tighten rates in order to control inflationary pressure from oil prices as well as a number of other commodity prices.

Domestic corporations such as those in the Standard and Poor's 500 Stock Index* continued to generate surprising earnings in each of the last two quarters. In the first quarter earnings rose 14.1% on average while the more recent quarter to March 31, 2006 had an average earnings increase of 14.6%. Expectations for those periods were in the low double digit range at best. Earning projections overall for the next few quarters remain static at 8% to 10% as analysts remain cautious in a slowing economic environment. We remain cautiously optimistic that the figures continue a slightly more positive trend.

A solid economy and above average earnings reports have translated into respectable total returns from the Bremer Stock Fund as the Stock Fund returned 1.99% in the fiscal first quarter versus 2.08% for the S&P 500 Index. Materials, Financials and Industrials were strong sector performers with the Fund being well represented in the industrials sector by such firms as WW Grainger and Ingersoll-Rand. The figures for the second quarter were 3.9% and 4.2%, respectively with Materials and Industrials remaining strong in addition to Energy and Telecom services. Successful investments included Emerson and Dover in the industrial sector and as well as Schlumberger and Transocean, in the energy field. In summary, the Stock Fund had a total return of 6.0% and the S&P 500 Index achieved a 6.4% return for the six months.

Bremer Stock Fund managers still find large capitalization growth stocks appealing based on price to earnings ratios and other historical financial measures reflecting growth and financial condition. A moderating economy, with rising interest rates and corporate earnings play into our strategy as well. Thus, Healthcare, Consumer Staples and Technology are sectors that interest us.

The Bremer Bond Fund returned +0.20% for the six months ended March 31, 2006, and +1.81% for the past twelve months, while the Lehman Brothers Intermediate Aggregate Bond Index** returned 0.26% and 2.32% over those same periods. After an 18-month trend of long yields declining while short rates increased (described by ex-Federal Reserve Chairman Alan Greenspan as a "conundrum"), flattening the yield curve, the first quarter of 2006 has seen a parallel shift upward in the curve.

Bremer Bond Fund's defensive duration positioning, shorter than the benchmark index, helped reduce the effect of higher interest rates so far during 2006. This is a contrast to the "conundrum" flattening trend of 2005, when our short duration led to underperformance relative to the benchmark. The recent sell-off, however, has moved yields to a somewhat more attractive level relative to very long-term averages. Monthly time series data on U.S. interest rates extends back to 1870. While today's interest rates appear about average based on that 135-year history, they are still quite low relative to the past 25 years. An important question, therefore, is whether our global economy is headed for a return to the inflationary 1970s, or continues in a period of low inflation and moderate rates, such as in the 1950s. However, while monitoring historical trends and economic data is useful and necessary, Bremer's investment process is not dependent upon successfully pinpointing interest rate moves. Our sector, credit and issue research, as well as analysis of bond structures, has the potential to add value in all interest rate environments.

Besides maintaining a duration shorter than the benchmark index, other strategies contributing to performance included premium corporate bonds and mortgage-backed securities. The premium dollar price on many of the Fund's corporate bonds reflects their above-market coupons, and the strong U.S. economy has kept credit spreads tight. AAA-rated mortgage-backed securities outperformed Treasuries, as volatility stayed low.

In conclusion, we remain positive about the prospects for the domestic economy and related investment markets. Thank you for your business and the continued opportunity to serve you. Please talk with your financial advisor if you have questions regarding your investments.

Sincerely,

Joel W. Reimers President
Bremer Investment Funds, Inc.

The performance data quoted for both funds represents past performance. Past performance does not guarantee future results. The investment return and principal value of these investments will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To access performance data current to the most recent month-end, please dial 1-800-595-5552.

*The Standard & Poor's 500 Index (the S&P 500) is an unmanaged, capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The index cannot be invested in directly.

**The Lehman Brothers Intermediate Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

The index is unmanaged and cannot be invested in directly. The duration of the index as of March 31, 2006 was 3.83 years.

An investor should consider the investment objectives, risks, charges and expenses of the Bremer Growth Stock Fund and the Bremer Bond Fund carefully before investing. The prospectus contains this and other information about the Funds. A prospectus can be obtained by calling 800-595-5552 or you may request one by mail by sending your request to Bremer Investment Funds c/o US Bancorp Funds Services, P.O. Box 701, Milwaukee, WI 53201-0701. Please read the prospectus carefully before making your investment decision.

BREMER INVESTMENT FUNDS, INC.

EXPENSE EXAMPLES
March 31, 2006 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following expense examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 - March 31, 2006).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Bremer Growth Stock Fund (Unaudited)

	Beginning	Ending	Expenses Paid

	Account Value	Account Value	During Period
	10/1/05	3/31/06	10/1/05 - 3/31/06*

Actual	$1,000.00	$1,059.30	$5.13

Hypothetical (5% return
before expenses)	1,000.00	1,020.05	5.04

* Expenses are equal to the Growth Stock Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365.

BREMER INVESTMENT FUNDS, INC.

EXPENSE EXAMPLES (continued)
March 31, 2006 (Unaudited)

Bremer Bond Fund (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/05	3/31/06	10/1/05 - 3/31/06**

Actual	$1,000.00	$1,002.00	$4.99

Hypothetical (5% return
before expenses)	1,000.00	1,020.05	5.04

** Expenses are equal to the Bond Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365.

BREMER INVESTMENT FUNDS, INC.

ALLOCATION OF PORTFOLIO NET ASSETS
March 31, 2006 (Unaudited)

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2006 (Unaudited)

	Growth Stock Fund	Bond Fund
ASSETS:
Investments, at market value
(Cost of $53,301,372 and $86,840,120, respectively)	$71,480,842	$85,249,642
Receivable for Fund shares sold	13,952	19,033
Dividends receivable	51,194	-
Interest receivable	4,033	718,279
Other assets	3,484	1,820
Total assets	71,553,505	85,988,774

LIABILITIES:
Payable for Fund shares redeemed	19,674	3,938
Accrued expenses and other liabilities	42,748	56,013
Payable to Investment Adviser	42,132	50,224
Payable for Investments purchased	203,390	1,044,620
Dividends payable	-	284,825
Total liabilities	307,944	1,439,620

Total Net Assets	$71,245,561	$84,549,154

NET ASSETS CONSIST OF:
Capital stock	$53,420,793	$86,889,487
Net unrealized appreciation (depreciation) on investments	18,179,470	(1,590,478)
Undistributed net investment income	74,099	(48,021)
Undistributed net realized (loss) on investments	(428,801)	(701,834)
Total Net Assets	$71,245,561	$84,549,154

Shares outstanding
(100 million shares authorized for each Fund, $ 0.0001 par value)	4,741,767	8,613,696

Net Asset Value, Redemption Price and Offering Price Per Share	$15.03	$9.82

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF OPERATIONS
For the six months ended March 31, 2006 (Unaudited)

	Growth Stock Fund	Bond Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $6,278 and $0, respectively)	$488,441	$-
Interest income	18,880	2,026,320
Other income	1,660	-
Total investment income	508,981	2,026,320

EXPENSES:
Investment advisory fees	243,242	297,864
Shareholder servicing fees	14,607	16,216
Fund accounting fees	16,558	26,202
Audit fees	9,724	9,654
Legal fees	11,803	12,760
Administration fees	26,062	31,914
Distribution fees	4,188	5,812
Reports to shareholders	6,773	4,256
Custody fees	6,323	11,422
Directors' fees and expenses	3,413	3,414
Federal and state registration	1,636	3,212
Other	1,811	2,264
Total expenses	346,140	424,990

NET INVESTMENT INCOME	162,841	1,601,330

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	3,811,030	(93,560)
Change in unrealized appreciation(depreciation) on investments	36,360	(1,324,864)
Net realized and unrealized gain (loss) on investments	3,847,390	(1,418,424)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$4,010,231	$182,906

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Stock Fund

	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005

OPERATIONS:
Net investment income	$162,841	$454,433
Net realized gain on investments	3,811,030	2,525,757
Change in unrealized appreciation on investments	36,360	1,976,263
Net increase in net assets resulting from operations	4,010,231	4,956,453

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(299,258)	(334,231)
Total dividends and distributions	(299,258)	(334,231)

CAPITAL SHARE TRANSACTIONS:
Proceeds from Fund shares sold	4,193,155	14,679,633
Proceeds from Fund shares issued to shareholders in
reinvestment of dividends	16,250	20,252
Cost of Fund shares redeemed	(6,077,002)	(8,286,469)
Net increase (decrease) in net assets resulting from
capital share transactions	(1,867,597)	6,413,416

TOTAL INCREASE IN NET ASSETS	1,843,376	11,035,638

NET ASSETS:
Beginning of year	69,402,185	58,366,547

End of year (including undistributed net investment income
of $74,099 and $210,517 respectively)	$71,245,561	$69,402,185

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Fund

	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005

OPERATIONS:
Net investment income	$1,601,330	$3,406,128
Net realized (loss) gain on investments	(93,560)	(412,168)
Change in unrealized depreciation on investments	(1,324,864)	(1,399,787)
Net increase in net assets resulting from operations	182,906	1,594,173

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,652,174)	(3,601,888)
Net realized gains	-	(10,465)
Total dividends and distributions	(1,652,174)	(3,612,353)

CAPITAL SHARE TRANSACTIONS:
Proceeds from Fund shares sold	5,075,861	12,758,213
Proceeds from Fund shares issued to shareholders in
reinvestment of dividends	22,322	45,350
Cost of Fund shares redeemed	(6,208,516)	(30,424,961)
Net (decrease) increase in net assets resulting from
capital share transactions	(1,110,333)	(17,621,398)

TOTAL (DECREASE) INCREASE IN NET ASSETS	(2,579,601)	(19,639,578)

NET ASSETS:
Beginning of period	87,128,755	106,768,333

End of period (including undistributed net investment
income/(loss) of ($48,021) and $2,823, respectively)	$84,549,154	$87,128,755

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC.

FINANCIAL HIGHLIGHTS

		Growth Stock Fund
	Six Months Ended March 31, 2006	Year Ended September 30,
	(Unaudited)	2005	2004	2003	2002	2001
PER SHARE DATA:
Net Asset Value, Beginning of Period	$14.25	$13.25	$12.03	$9.75	$12.67	$18.13

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income	0.03	0.09	0.03	0.02	0.01	0.01
Net realized and unrealized gain (loss)
on investments	0.81	0.98	1.22	2.27	(2.92)	(5.30)
Total from investment operations	0.84	1.07	1.25	2.29	(2.91)	(5.29)

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(0.06)	(0.07)	(0.03)	(0.01)	(0.01)	-
Distributions from net realized gains	-	-	-	-	-	(0.17)
Total dividends and distributions	(0.06)	(0.07)	(0.03)	(0.01)	(0.01)	(0.17)

Net Asset Value, End of Period	$15.03	$14.25	$13.25	$12.03	$9.75	$12.67

TOTAL RETURN	5.93%[1]	8.11%	10.36%	23.45%	(23.01%)	(29.39%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$71,245,561	$69,402,185	$58,366,547	$53,694,143	$52,332,008	$76,386,700
Ratio of net expenses to average net assets	1.00% [2]	1.02%	1.00%	1.03%	0.94%	0.94%
Ratio of net investment income to average
net assets	0.47% [2]	0.69%	0.23%	0.15%	0.02%	0.06%
Portfolio turnover rate	16%	11%	11%	6%	21%	11%

[1] Not Annualized.
[2] Annualized.

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC.

FINANCIAL HIGHLIGHTS

		Bond Fund
	Six Months Ended March 31, 2006	Year Ended September 30,
	(Unaudited)	2005	2004	2003	2002	2001
PER SHARE DATA:
Net Asset Value, Beginning of Period	$9.99	$10.20	$10.42	$10.53	$10.37	$9.77

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income	0.19	0.38	0.45	0.45	0.48	0.57
Net realized and unrealized (loss) gain
on investments	(0.17)	(0.21)	(0.17)	(0.11)	0.16	0.60
Total from investment operations	0.02	0.17	0.28	0.34	0.64	1.17

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(0.19)	(0.38)	(0.45)	(0.45)	(0.48)	(0.57)
Distributions from net realized gains	-	-#	(0.05)	-	-	-
Total dividends and distributions	(0.19)	(0.38)	(0.50)	(0.45)	(0.48)	(0.57)

Net Asset Value, End of Period	$9.82	$9.99	$10.20	$10.42	$10.53	$10.37

TOTAL RETURN	0.20%[1]	1.71%	2.27%	3.33%	6.87%	12.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$84,549,154	$87,128,755	$106,768,333	$104,656,157	$106,081,482	$103,265,802
Ratio of net expenses to average net assets	1.00% [2]	0.99%	0.93%	0.93%	0.92%	0.93%
Ratio of net investment income to average
net assets	3.76% [2]	3.54%	3.59%	4.03%	5.15%	5.73%
Portfolio turnover rate	13%	20%	29%	73%	32%	28%

#Amount is less than $0.01 per share.
[1] Not Annualized.
[2] Annualized.

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - March 31, 2006 (Unaudited)
Growth Stock Fund

Shares		Value
	COMMON STOCKS - 98.7%

	AIR FREIGHT & LOGISTICS - 1.7%
15,000	United Parcel Service, Inc. - Class B	$1,190,700

	BANKING & FINANCIAL SERVICES - 7.1%
20,000	American Express Company	1,051,000
15,000	Citigroup, Inc.	708,450
30,000	J.P. Morgan Chase & Co.	1,249,200
13,500	Merrill Lynch & Co., Inc.	1,063,260
15,000	Wells Fargo & Company	958,050
		5,029,960

	BUSINESS SERVICES - 2.4%
25,000	Accenture Ltd. - Class A [f]	751,750
20,000	First Data Corporation	936,400
		1,688,150

	CAPITAL GOODS - 10.5%
15,000	3M Co.	1,135,350
26,000	Dover Corporation	1,262,560
15,000	Emerson Electric Co.	1,254,450
70,000	General Electric Company	2,434,600
16,000	Ingersoll-Rand Company Ltd. - Class A [f]	668,640
10,000	W.W. Grainger, Inc.	753,500
		7,509,100

	CHEMICALS - 1.6%
30,000	Ecolab Inc.	1,146,000

	COSMETICS & TOILETRIES - 2.7%
10,000	Kimberly-Clark Corporation	578,000
23,500	Procter & Gamble Company	1,354,070
		1,932,070

	DRUGS - 3.7%
20,000	Eli Lilly & Co.	1,106,000
65,000	Mylan Laboratories Inc.	1,521,000
		2,627,000

	ENERGY - 3.7%
20,000	Exxon Mobil Corporation	1,217,200
6,000	Nabors Industries Ltd. * [f]	429,480
8,000	Schlumberger Limited [f]	1,012,560
		2,659,240

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - March 31, 2006 (Unaudited)
Growth Stock Fund

	FOOD, BEVERAGE & TOBACCO - 3.4%
20,000	PepsiCo, Inc.	$1,155,800
40,000	Sysco Corporation	1,282,000
		2,437,800

	HEALTH CARE & HEALTH CARE EQUIPMENT - 6.4%
25,000	Amgen, Inc. *	1,818,750
30,000	Medtronic, Inc.	1,522,500
24,000	Quest Diagnostics Incorporated	1,231,200
		4,572,450

	HOTELS, RESTAURANTS & LEISURE - 2.0%
11,000	International Speedway Corporation - Class A	559,900
25,000	McDonald's Corporation	859,000
		1,418,900

	INSURANCE - 3.6%
15,000	AFLAC Incorporated	676,950
18,750	American International Group, Inc.	1,239,188
15,000	The St. Paul Travelers Companies, Inc.	626,850
		2,542,988

	MEDICAL PRODUCTS - 7.1%
20,000	Biomet, Inc.	710,400
50,000	Boston Scientific Corporation *	1,152,500
20,000	Johnson & Johnson	1,184,400
25,000	Respironics, Inc. *	972,750
25,000	St Jude Medical, Inc. *	1,025,000
		5,045,050

	OIL & GAS EQUIPMENT & SERVICES - 3.7%
30,000	BJ Services Co.	1,038,000
20,000	Transocean Inc. * [f]	1,606,000
		2,644,000

	RETAIL - GENERAL - 8.2%
24,000	Best Buy Co, Inc.	1,342,320
50,000	CVS Corporation	1,493,500
20,000	Kohl's Corporation *	1,060,200
25,000	Target Corporation	1,300,250
15,000	Walgreen Co.	646,950
		5,843,220

	SOFTWARE - 6.1%
25,000	Cognos, Inc. * [f]	972,500
85,000	Microsoft Corporation	2,312,850
80,000	Oracle Corporation *	1,095,200
		4,380,550

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - March 31, 2006 (Unaudited)
Growth Stock Fund

	SPECIALTY RETAIL - 2.6%
15,500	Coach, Inc. *	$535,990
35,000	Michaels Stores, Inc.	1,315,300
		1,851,290

	TECHNOLOGY - 11.2%
50,000	American Power Conversion Corporation	1,155,500
75,000	ATI Technologies, Inc. * [f]	1,288,500
50,000	Cisco Systems, Inc. *	1,083,500
30,000	Dell Inc. *	892,800
45,000	Intel Corporation	870,750
15,000	International Business Machines Corporation (IBM)	1,237,050
45,000	Texas Instruments Incorporated	1,461,150
		7,989,250

	TELECOMMUNICATION & MEDIA - 6.1%
30,000	Comcast Corporation *	784,800
50,000	Nokia OYJ - ADR	1,036,000
30,500	QUALCOMM, Inc.	1,543,605
60,000	Time Warner Inc.	1,007,400
		4,371,805

	TRAVEL & RECREATION - 4.9%
15,000	Carnival Corporation [f]	710,550
10,000	Marriott International, Inc. - Class A	686,000
30,000	Southwest Airlines Co.	539,700
55,000	The Walt Disney Company	1,533,950
		3,470,200

	TOTAL COMMON STOCKS (Cost $52,170,253)	$70,349,723

Shares			Value
		SHORT TERM INVESTMENTS - 1.6%

		INVESTMENT COMPANY - 1.6%
	$1,131,119	First American Prime Obligations Fund	$1,131,119

		TOTAL SHORT TERM INVESTMENTS (Cost $1,131,119)	$1,131,119

		TOTAL INVESTMENTS (Cost $53,301,372) - 100.3%	$71,480,842
		Liabilities in Excess of Other Assets - (0.3)%	(235,281)
		TOTAL NET ASSETS - 100.0%	$71,245,561

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - March 31, 2006 (Unaudited)
Bond Fund

	LONG-TERM INVESTMENTS - 98.6%

	CORPORATE BONDS & NOTES - 29.8%

Principal Amount		Value
	AGRICULTURAL OPERATIONS - 2.7%
$210,000	Cargill, Incorporated (Acquired 3/26/01, Cost $206,976)
	6.150%, 02/25/2008 [r]	$213,091
2,000,000	Cargill, Incorporated (Acquired 12/12/00, Cost $1,958,128)
	6.300%, 04/15/2009 [r]	2,051,300
		2,264,391

	ATHLETIC FOOTWEAR - 1.2%
1,000,000	Nike, Inc.
	5.500%, 08/15/2006	1,000,940

	BANKING & FINANCIAL SERVICES - 7.0%
1,000,000	Bank of America Corporation
	4.875%, 09/15/2012	969,334
500,000	BNP Paribas US MTN LLC
	7.000%, 09/28/2020 #**	472,225
500,000	General Motors Acceptance Corporation
	6.125%, 02/01/2007	492,378
500,000	General Motors Acceptance Corporation
	5.550%*, 07/16/2007	485,698
1,000,000	The Goldman Sachs Group Inc.
	6.600%, 01/15/2012	1,049,652
1,000,000	Lehman Brothers Holdings Inc.
	6.250%, 05/15/2006	1,001,244
500,000	Rabobank Nederland NV NY [f]
	7.000%*, 07/27/2020	460,625
1,000,000	Wells Fargo & Company
	5.125%, 09/01/2012	984,304
		5,915,460

	CHEMICALS - 1.1%
1,000,000	E.I. Du Pont De Nemours
	4.125%, 04/30/2010	953,414

	ENERGY - 3.5%
2,000,000	BP Capital Markets Plc [f]
	2.750%, 12/29/2006	1,967,988
1,000,000	Duke Energy Corp.
	5.375%, 01/01/2009	995,518
		2,963,506

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - March 31, 2006 (Unaudited)
Bond Fund

Principal Amount		Value
	FOOD, BEVERAGE & TOBACCO - 1.2%
$1,000,000	Hormel Foods Corporation
	6.625%, 06/01/2011	$1,048,140

	HOTELS & LEISURE - 2.4%
2,000,000	Park Place Entertainment Corporation
	9.375%, 02/15/2007	2,067,500

	INSURANCE - 3.5%
2,000,000	Berkshire Hathaway Finance Corp.
	3.375%, 10/15/2008	1,916,626
1,000,000	The St. Paul Travelers Companies, Inc.
	7.370%, 08/20/2007	1,023,519
		2,940,145
	MANUFACTURING - 3.6%
1,000,000	DaimlerChrysler N.A. Holding Corp.
	4.750%, 01/15/2008	986,401
1,000,000	Harley-Davidson Funding Corp. (Acquired 03/08/2006, Cost $958,745)
	3.625%, 12/15/2008 [r]	959,485
1,000,000	Honeywell International, Inc.
	7.500%, 03/01/2010	1,074,259
		3,020,145

	PUBLISHING - 1.2%
	The Washington Post Company
1,000,000	5.500%, 02/15/2009	1,000,056

	RETAIL - 1.2%
1,000,000	JC Penney Corp. Inc.
	7.608%, 04/01/2007	1,023,057

	TECHNOLOGY - 1.2%
	International Business Machines Corporation (IBM)
1,000,000	4.875%, 10/01/2006	998,933

	TOTAL CORPORATE BONDS & NOTES
	(Cost $25,671,682)	$25,195,687

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - March 31, 2006 (Unaudited)
Bond Fund

	U.S. GOVERNMENT AGENCY AND AGENCY-BACKED ISSUESS - 52.1%

Principal Amount		Value

	Fannie Mae
$1,000,000	2.750%, 05/12/2006 #	$997,556
1,000,000	4.375%, 08/17/2007 #	990,382
1,000,000	4.300%, 01/28/2008 #	986,754
1,500,000	6.250%, 02/01/2011	1,557,267
2,000,000	5.250%, 08/01/2012	1,982,360
		6,514,319

	Federal Home Loan Bank (FHLB)
1,000,000	4.250%, 12/21/2007 #**	991,398
1,000,000	4.000%, 09/23/2009 #**	984,012
1,000,000	5.125%, 11/01/2010	989,544
1,000,000	3.875%, 06/14/2013	923,432
750,000	6.000%*, 07/09/2018	637,238
		4,525,624

	Federal Home Loan Mortgage Corporation (FHLMC),
	Participation Certificates
877,623	Pool #B14860, 4.000%, 05/01/2014	829,620
61,909	Pool #E00856, 7.500%, 06/01/2015	64,498
37,616	Pool #G11072, 7.500%, 12/01/2015	39,276
164,336	Pool #E00961, 6.000%, 04/01/2016	166,409
822,152	Pool #E01343, 5.000%, 04/01/2018	803,680
790,103	Pool #B12056, 4.500%, 02/01/2019	754,978
1,229,278	Pool #B12781, 4.000%, 03/01/2019	1,149,669
89,195	Pool #C90290, 7.000%, 08/01/2019	92,037
1,053,042	Pool #G30278, 6.500%, 10/01/2025	1,076,795
1,043,316	Pool #G08003, 6.000%, 07/01/2034	1,044,620
		6,021,582

	Federal National Mortgage Association (FNMA),
	Pass-Thru Certificates
124,409	Pool #532561, 8.000%, 05/01/2015	132,092
194,570	Pool #303922, 6.000%, 05/01/2016	196,155
228,309	Pool #545300, 5.500%, 11/01/2016	227,316
1,023,272	Pool #254721, 5.000%, 05/01/2018	999,959
531,593	Pool #752031, 5.000%, 10/01/2018	519,482
792,660	Pool #765251, 4.000%, 03/01/2019	742,461
982,611	Pool #735792, 5.500%, 06/01/2020	977,682
143,198	Pool #211830, 5.750%, 04/01/2023	144,297
50,436	Pool #323380, 6.500%, 10/01/2028	51,728
2,892,919	Pool #770725, 5.500%, 04/01/2034	2,828,895
		6,820,067

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - March 31, 2006 (Unaudited)
Bond Fund

Principal Amount		Value

	Freddie Mac
$1,000,000	4.500%, 02/15/2008 #	$988,284
1,500,000	4.600%, 03/27/2009 #**	1,480,137
1,000,000	4.375%, 07/30/2009	977,873
2,000,000	5.875%, 03/21/2011	2,048,332
		5,494,626

	Government National Mortgage Association (GNMA)
213,038	Pool #521580, 7.000%, 11/15/2014	220,443
40,671	Pool #520754, 7.000%, 07/15/2015	42,071
161,721	Pool #520763, 7.000%, 07/15/2015	167,285
135,265	Pool #492995, 6.000%, 11/15/2028	137,133
266,257	Pool #780941, 6.000%, 12/15/2028	269,925
42,465	Pool #781029, 6.500%, 05/15/2029	44,096
227,914	Pool #542643, 6.000%, 03/15/2031	230,833
397,778	Pool #564700, 6.000%, 07/15/2031	402,873
191,700	Pool #564153, 6.500%, 07/15/2031	198,867
402,701	Pool #000001, 6.000%, 12/15/2031	407,858
293,462	Pool #552242, 6.500%, 12/15/2031	304,433
47,354	Pool #569421, 7.500%, 05/15/2032	49,682
53,048	Pool #581988, 8.000%, 05/15/2032	56,783
1,250,146	Pool #592008, 5.000%, 05/15/2033	1,213,119
261,403	Pool #553320, 6.000%, 06/15/2033	264,735
1,286,936	Pool #620461, 5.000%, 08/15/2033	1,248,820
1,149,804	Pool #594109, 5.000%, 09/15/2033	1,115,748
		6,374,704

	Government National Mortgage Association (GNMA)
	Adjustable Rate Mortgage (ARM)
337,359	Pool #080546, 5.000%, 10/20/2031	337,747
412,685	Pool #080579, 4.000%, 02/20/2032	412,756
290,942	Pool #080587, 4.500%, 03/20/2032	292,328
73,310	Pool #080589, 4.625%, 03/20/2032	73,744
890,328	Pool #080626, 4.500%, 08/20/2032	890,847
644,154	Pool #080636, 4.500%, 09/20/2032	644,240
304,920	Pool #080665, 4.625%, 01/20/2033	305,863
683,932	Pool #080675, 4.625%, 02/20/2033	686,027
592,966	Pool #080686, 4.375%, 04/20/2033	595,533

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - March 31, 2006 (Unaudited)
Bond Fund

Principal Amount		Value

	Government National Mortgage Association (GNMA)
	Adjustable Rate Mortgage (ARM) - (continued)
$719,381	Pool #080701, 4.375%, 06/20/2033	$720,495
596,085	Pool #080704, 4.500%, 06/20/2033	596,777
902,400	Pool #080779, 5.125%, 12/20/2033	906,687
864,582	Pool #080846, 4.500%, 03/20/2034	866,011
361,537	Pool #080904, 4.875%, 05/20/2034	361,615
626,090	Pool #080937, 4.875%, 06/20/2034	629,647
		8,320,317
	TOTAL U.S. GOVERNMENT AGENCY
	AND AGENCY-BACKED ISSUES
	(Cost $44,791,989)	$44,071,239

	U.S. TREASURY OBLIGATIONS - 10.9%

	U.S. Treasury Bonds - 7.3%
1,000,000	3.875%, 05/15/2009	973,047
1,000,000	3.625%, 07/15/2009	964,141
1,000,000	5.750%, 08/15/2010	1,036,758
1,000,000	5.000%, 02/15/2011	1,008,438
1,000,000	4.375%, 08/15/2012	974,336
500,000	4.000%, 02/15/2014	471,602
600,000	7.500%, 11/15/2016	725,203
		6,153,525

	U.S. Treasury Notes - 3.6%
2,000,000	2.000%, 05/15/2006	1,994,454
1,030,000	2.375%, 08/15/2006	1,021,350
		3,015,804

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $9,463,254)	$9,169,329

	ASSET BACKED SECURITIES - 0.4%

319,925	CitiFinancial Mortgage Securities, Inc.
	Series #2003-4, 3.221%, 10/25/2033	317,380

	TOTAL ASSET BACKED SECURITIES
	(Cost $316,950)	$317,380

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - March 31, 2006 (Unaudited)
Bond Fund

	COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
Principal Amount		Value

$580,000	Fannie Mae
	Series #2003-57, 4.500%, 12/25/2012	$574,018
37,640	FNMA Remic Trust 1989-69 - Class G
	Series #1989-69, 7.600%, 10/25/2019	39,210
881,228	FNMA Remic Trust 2005-91
	Series 2005-91, 4.500%, 10/25/2020	850,488
588,839	Freddie Mac
	Series #2591, 3.000%, 04/15/2021	582,011
1,000,000	GNMA Remic Trust 2004-76
	Series #G2SF55, 5.000%, 04/20/2030	978,350
878,179	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series #2003LN, 4.134%, 10/15/2037	839,894
729,334	Residential Asset Securities Corp.
	Series #2003-KS4, 3.490%, 02/25/2031	723,680
	TOTAL COLLATERALIZED MORTGAGE
	OBLIGATIONS (Cost $4,687,889)	$4,587,651

	TOTAL LONG TERM INVESTMENTS
	(Cost $84,931,764)	$83,341,286

Shares
	SHORT TERM INVESTMENTS - 2.2%

	INVESTMENT COMPANY - 2.2%
$1,908,356	First American Prime Obligations Fund	$1,908,356

	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,908,356)	1,908,356

	TOTAL INVESTMENTS - 100.8%
	(Cost $86,840,120)	$85,249,642

	Other Liabilities in Excess of Assets - (0.8%)	(700,488)

	TOTAL NET ASSETS - 100.0%	$84,549,154

[f]	Foreign
[r]	Restricted under Rule 144A of the Securities Act of 1933. At March 31, 2006 the value of the securities amounted to $3,223,876 or 3.8% of net assets.
#	Callable
*	Variable rate security. The rate listed is as of March 31, 2006.
**	Step-up coupon security. The rate listed is as of March 31, 2006.

See Notes to Financial Statements

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
For the six months ended March 31, 2006 (Unaudited)

1.  ORGANIZATION

Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. This report contains the information for both portfolios. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares. The Funds commenced operations on January 27, 1997.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a)
Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

b)
Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute all investment company net taxable income and net realized gains to shareholders, if any, at least annually.

c)
Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net capital share transactions, where applicable.

d)
Distributions to Shareholders - Dividends from net investment income of the Bremer Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bremer Bond Fund are declared and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be designated and declared annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition between income, expense and gain items for financial statement purposes.

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
For the six months ended March 31, 2006 (Unaudited)

The tax character of distributions paid during the six months ended March 31, 2006 (adjusted by dividends payable) were as follows:

	Ordinary Income	Long-Term Capital Gains
Bremer Growth Stock Fund	$299,258	$-
Bremer Bond Fund	$1,652,174	$-

The tax character of distributions paid during the fiscal year ended September 30, 2005 (adjusted by dividends payable) were as follows:

	Ordinary Income	Long-Term Capital Gains
Bremer Growth Stock Fund	$334,231	$-
Bremer Bond Fund	$3,662,585	$10,484

As of September 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Bremer Growth Stock Fund	Bremer Bond Fund
Cost of Investments	$51,267,178	$86,782,395

Gross unrealized appreciation	20,663,974	832,799
Gross unrealized depreciation	(2,520,865)	(1,098,413)
Net unrealized appreciation (depreciation)	$18,143,109	$(265,614)

Distributable ordinary income	$210,517	$266,604
Distributable long-term capital gain	-	-
Total distributable earnings	$210,517	$266,604

Other accumulated gains/losses	$(4,239,831)	$(608,274)

Total accumulated earnings*	$14,113,795	$(607,284)

* The total accumulated earnings for the Bremer Bond Fund differ from the Statement of Assets and Liabilities by the dividends payable of $263,781.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2005 the Bremer Growth Stock Fund had a capital loss carryforward of $4,239,831 expiring in 2011. The Bremer Bond Fund had a capital loss carryforward of $15,811 expiring in 2013.

At September 30, 2005, the Bremer Bond Fund had post-October losses of $592,463.

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
For the six months ended March 31, 2006 (Unaudited)

e)
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)
Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond.

3.	CAPITAL SHARE TRANSACTIONS
	Transactions in shares of the Funds for the six months ended March 31, 2006, were as follows:

		Bremer Growth Stock Fund	Bremer Bond Fund
	Shares sold	285,423	513,015
	Shares issued to holders in reinvestment of dividends	1,114	2,258
	Shares redeemed	(413,682)	(626,774)
	Net increase/(decrease)	(127,145)	(111,501)

	Transactions in shares of the Funds for the year ended September 30, 2005, were as follows:

		Bremer Growth Stock Fund	Bremer Bond Fund
	Shares sold	1,056,248	1,261,176
	Shares issued to holders in reinvestment of dividends	1,438	4,487
	Shares redeemed	(594,324)	(3,008,217)
	Net (decrease)/increase	463,362	(1,742,554)

4.	INVESTMENT TRANSACTIONS
	The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the six months ended March 31, 2006, were as follows:

		Bremer Growth Stock Fund	Bremer Bond Fund

	Purchases:
	U.S. Government	$-	$8,035,744
	Other	10,717,151	4,600,820
	Sales:
	U.S. Government	-	8,847,132
	Other	12,384,645	1,681,905

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
For the six months ended March 31, 2006 (Unaudited)

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Bremer Trust, N.A. (the "Investment Adviser"), a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to each Funds' daily net assets. For the six months ended March 31, 2006, the Bremer Growth Stock Fund and Bremer Bond Fund paid the Adviser $243,242 and $297,864 respectively, pursuant to the Investment Advisory Agreement.

U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Funds have an agreement with Rafferty Capital Markets, LLC to distribute the Funds' shares. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. For the 12-month period ending February 28, 2007, the Funds' Board of Directors has approved distribution fees of 0.02% for the Growth Stock Fund and 0.02% for the Bond Fund. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the six months ended March 31, 2006, $4,188 and $5,812 was incurred pursuant to the distribution agreement by the Bremer Growth Stock Fund and Bremer Bond Fund, respectively.

6.	RELATED PARTIES

Bremer Trust, N.A. clients and Bremer Trust, N.A. affiliated clients held 4,492,496 and 8,489,238 outstanding shares of the Bremer Growth Stock Fund and Bremer Bond Fund, respectively, as of March 31, 2006.

BREMER INVESTMENT FUNDS, INC.

ADDITIONAL INFORMATION
March 31, 2006 (Unaudited)

Approval of Investment Advisory Agreement

Bremer Trust, National Association (the “Investment Adviser”) serves as the investment adviser of the Funds under the terms of an Amended Investment Advisory Agreement dated November 19, 2002 (the “Advisory Agreement”). The Investment Adviser is a wholly owned subsidiary of Bremer Financial Corporation. The Advisory Agreement must be approved annually by the Board of Directors of Bremer Funds, including a majority of those directors who are not parties to such contract or “interested persons” of any such party as defined in the Investment Company Act of 1940, by vote cast in person at a meeting called for such purpose. The Board last reviewed the Advisory Agreement and approved its continuance on November 29, 2005.

When approving the Advisory Agreement each year, the directors review the Advisory Agreement and receive reports and analyze information with respect to a variety of factors including: (i) the fees paid under the Advisory Agreement; (ii) the services rendered under the Advisory Agreement; (iii) the performance of the Funds under management; (iv) cost controls by the Investment Adviser; (v) Fund turnover and the method of executing portfolio trading; (vi) the overall quality and value of the services provided to the Funds by the Investment Adviser; and (vii) the presence of other relationships between the Investment Adviser and the Funds.

The Board discussed the following factors in connection with its most recent approval of the Advisory Agreement:

•
Regarding the nature, extent and quality of the services to be provided by the investment adviser, the Board concluded that the services provided by the Adviser to the Funds are comprehensive in scope and that the fees paid were reasonable for the services provided and the overall performance of the Funds. They noted that there had been no increases in fee rates since the inception of the Funds. The directors also found that Fund turnover rates were lower than industry standards and that the Investment Adviser had maintained costs and expense ratios adequately.

•
The Board also considered the investment performance of the Funds and the Investment Adviser. The Board received information and reports about the management and performance of each Fund at the November 29, 2005 meeting and on a regular basis throughout the year, including economic analyses and strategies prepared by the Investment Adviser. The Investment Adviser also regularly reports to the Board on the factors contributing to the performance of each Fund, and in the case of any significant underperformance by a Fund as compared to its peers, the step taken to improve performance.

•
The Board compared the total expense ratios of the Funds with industry averages for other funds in the relevant Lipper benchmark categories, noting that each Fund had an expense ratio lower than the industry averages. The Board then considered each main expense component, including investment advisory ratio, fee ratio, transfer agent ratio, administration ratio, fund accounting ratio and custodian ratio, in each case as compared to industry averages supplied by Lipper, Inc. The Board did not directly compare the services rendered and amounts paid under the Advisory Agreement with any other particular investment advisory agreement.

•
The Board specifically noted that the advisory fee for the Growth Stock Fund is lower than the industry average. Although the advisory fee for the Bond Fund exceeds the industry average, the Board concluded, given the overall expense ratio for the Bond Fund, together with the totality of other factors, that the Advisory Agreement should be approved.

BREMER INVESTMENT FUNDS, INC.

ADDITIONAL INFORMATION
March 31, 2006 (Unaudited)

•
The Growth Stock Fund paid the Investment Adviser total fees of $462,342 for the year ended September 30, 2005. The Bond Fund paid the Investment Adviser total fees of $673,353 for the year ended September 30, 2005.

•
The Board viewed as favorable the lack of any payments by the Funds to the Investment Adviser or its affiliates, other than the fees under the Advisory Agreement. The Board noted that the "soft dollar" arrangements, by which brokers provide research to the investment adviser, are minimal.

•
The Board has periodically received reports from the Investment Adviser concerning the extent to which economies of scale could be realized if the Funds grow. The Investment Adviser is examining fee levels in light of these potential economies of scale.

In approving the continuance of the Advisory Agreement, the Board did not specifically weight any of the factors described above, but considered the totality of the information available to it in the exercise of its business judgment.

BREMER INVESTMENT FUNDS, INC.

Investment Adviser Bremer Trust, N.A. Suite 2000 445 Minnesota Street St. Paul, MN 55101

Administrator, Dividend Paying Agent, Shareholders' Servicing Agent and Transfer Agent U.S. Bancorp Fund Services, LLC Third Floor 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

Counsel Briggs and Morgan 2200 IDS Center 80 South Eighth Street Minneapolis, MN 55402

Independent Registered Public Accounting Firm Ernst & Young LLP 220 South Sixth Street Minneapolis, MN 55402

Distributor Rafferty Capital Markets, LLC 59 Hilton Avenue, Suite 101 Garden City, NY 11530

Directors John M. Bishop Lois Buermann John J. Feda Barbara A. Grachek Catherine T. Kelly Susan E. Lester David Melroe

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s President and Treasurer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bremer Investment Funds, Inc.

By (Signature and Title)*          /s/ Joel W. Reimers
                                                            Joel W. Reimers, President

Date         6-09-06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Joel W. Reimers
                                                          Joel W. Reimers, President

Date          6-09-06

By (Signature and Title)*         /s/ Richard A. DiNello
                                                          Richard A. DiNello, Treasurer

Date            6-08-06

* Print the name and title of each signing officer under his or her signature.